Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Deferred Policy Acquisition Costs (Detail) - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Deferred Policy Acquisition Cost [Line Items]
Beginning balance	¥ 287,379	¥ 268,960
Capitalization	14,569	31,202
Amortization	(8,979)	(16,320)
Effect of changes in foreign exchange rate	5,440	3,537
Ending balance	298,409	287,379
Yen-denominated insurance (First Sector)
Deferred Policy Acquisition Cost [Line Items]
Beginning balance	77,957	74,676
Capitalization	3,937	8,682
Amortization	(2,917)	(5,401)
Effect of changes in foreign exchange rate	0	0
Ending balance	78,977	77,957
Yen-denominated insurance (Third Sector)
Deferred Policy Acquisition Cost [Line Items]
Beginning balance	166,696	159,041
Capitalization	7,065	16,795
Amortization	(4,971)	(9,140)
Effect of changes in foreign exchange rate	0	0
Ending balance	168,790	166,696
Foreign currency denominated insurance
Deferred Policy Acquisition Cost [Line Items]
Beginning balance	42,726	35,243
Capitalization	3,567	5,725
Amortization	(1,091)	(1,779)
Effect of changes in foreign exchange rate	5,440	3,537
Ending balance	¥ 50,642	¥ 42,726